Investment in Affiliated Company (Details) - USD ($) $ / shares in Units, $ in Thousands						4 Months Ended	12 Months Ended
	Nov. 01, 2018	Jul. 12, 2018	Jan. 10, 2018	Nov. 07, 2016	Aug. 04, 2016	May 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 01, 2018
Investment in Affiliated Company (Details) [Line Items]
Investments							$ 6,729	$ 7,568
Equity method investment, percentage						29.71%	21.34%			32.74%
Percentage of diluted basis						33.90%
Equity in net loss (gain) of an affiliated company						$ 453	$ (839)	(2,905)	$ 156
Revaluation of investments							324
Proceeds from Sale of Equity Method Investments							1,941	453
Aggregate contribution on Warrant								9,069
Aggregate contribution paid in cash								5,065
Revaluation of derivative warrant liabilities							$ 1	$ (2,071)	$ 12,180
Warrants 2 [Member]
Investment in Affiliated Company (Details) [Line Items]
Number of warrants sold (in Shares)							4,194
Warrants aggregate price							$ 21
Rail Vision Ltd [Member]
Investment in Affiliated Company (Details) [Line Items]
Description of share purchase agreement					the Company entered into a Share Purchase Agreement to acquire up to 36% of the share capital of Rail Vision at an average price per share of USD 60 and three types of warrants to purchase ordinary shares of Rail Vision: Warrant 1, Warrant 2 and Warrant 3 exercisable within 18 months, 30 months and 24 months following their issuance, at an exercise price of USD 189, USD 270 and USD 216, respectively.
Investments				$ 1,422
Equity method investment, percentage	35.91%			32.00%			24.12%
Percentage of diluted basis	33.81%			48.00%			21.67%
Private placements gross amount						$ 2,700
Investments							$ 10,000
Revaluation of investments							$ 47,000
Aggregate contribution on Warrant	$ 9,069	$ 9,069	$ 9,069
Aggregate contribution paid in cash	5,065	5,065	5,065
Revaluation of derivative warrant liabilities	$ 4,004	$ 4,004	$ 4,004
Rail Vision Ltd [Member] | Ordinary Shares [Member]
Investment in Affiliated Company (Details) [Line Items]
Purchased ordinary shares (in Shares)				23,692
Price per share (in Dollars per share)				$ 60,000			$ 244
Shares issued (in Shares)							40,984
Warrants issued (in Shares)							14,903
Exercised warrants to purchase ordinary shares (in Shares)			26,396
Rail Vision Ltd [Member] | Warrants 1 [Member]
Investment in Affiliated Company (Details) [Line Items]
Purchased ordinary shares (in Shares)				23,692
Exercised warrants to purchase ordinary shares (in Shares)	23,692	23,692	23,692
Rail Vision Ltd [Member] | Warrants 2 [Member]
Investment in Affiliated Company (Details) [Line Items]
Purchased ordinary shares (in Shares)				23,692
Rail Vision Ltd [Member] | Warrants 3 [Member]
Investment in Affiliated Company (Details) [Line Items]
Purchased ordinary shares (in Shares)				2,704
Exercised warrants to purchase ordinary shares (in Shares)	2,704	2,704	2,704
Rail Vision Ltd [Member] | Warrant [Member]
Investment in Affiliated Company (Details) [Line Items]
Warrants issued (in Shares)							14,903
Knorr-Bremse [Member]
Investment in Affiliated Company (Details) [Line Items]
Equity method investment, percentage							35.91%	24.12%
Proceeds from Sale of Equity Method Investments							$ 1,941
Knorr-Bremse [Member] | Warrant [Member]
Investment in Affiliated Company (Details) [Line Items]
Exercised warrants to purchase ordinary shares (in Shares)							3,007
Ordinary Shares [Member]
Investment in Affiliated Company (Details) [Line Items]
Equity method investment, percentage							21.19%